LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
Schedule of Minimum Lease Payments

	Minimum lease payments
As at	December 31, 2023	December 31, 2022
Less than one year	$20,339	$11,343
Between one and five years	44,677	14,044
More than five years	6,457	5,806
	71,473	31,193
Less: future finance charges	(14,072)	(9,847)
Present value of lease obligations	57,401	21,346
Less: Current portion	(14,941)	(9,416)
Non-current portion	$42,460	$11,930